Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Risk
We have set out our exposure to interest rate risk on our net debt obligations at December 31, 2019 (Successor) in the table below:

(In $ millions)	Principal	Hedging instruments	Total	Impact of 1% increase in rates
Senior Credit Facilities	5,662	(4,500)	1,162	12
Ineffective portion of interest rate cap (1)	—	4,320	4,320	43
Debt contained within VIEs	621	—	621	6
Debt exposed to interest rate fluctuations	6,283	(180)	6,103	61
Less: Cash and Restricted Cash	(1,357)	—	(1,357)	(14)
Net debt exposed to interest rate fluctuations (2)	4,926	(180)	4,746	47
(1) The 3-month LIBOR rate as at December 31, 2019 was 1.91%. At this date, the interest cap would mitigate 4% of the impact of a theoretical 1% point increase in LIBOR.
(2) The $476 million of Senior Secured Notes are a fixed rate debt instrument and are therefore excluded from the above table.

Schedule of Realized and Unrealized Gains and Losses
Gains and losses on derivatives reported in our consolidated statement of operations included the following:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
(Loss)/gain recognized in the Consolidated Statement of Operations relating to derivative financial instruments
Interest rate cap agreement	(37)	(22)	(6)	—
Archer convertible debt instrument	—	(9)	2	(4)
Interest rate swaps not designated for hedge accounting	—	—	—	(31)
Cross currency swaps not designated for hedge accounting	—	—	—	46
Loss/(gain) on derivative financial instruments	(37)	(31)	(4)	11

Schedule of Derivative Financial Instruments
Derivative financial instruments included in our Consolidated Balance Sheet, within "Other Assets" included the following:

(In $ millions)	Maturity date	Applicable rate	Outstanding principal - December 31, 2019	As at December 31, 2019	As at December 31, 2018

Interest rate cap	June 2023	2.87% LIBOR cap	4,500	3	39
				3	39